Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Assets
Cash and Cash Equivalents (Note 2)	$ 77,934	$ 87,466
Interest Bearing Deposits with Banks (Note 2)	4,125	5,734
Securities (Notes 3 and 10)
Trading	124,556	108,177
Fair value through profit or loss	16,720	13,641
Fair value through other comprehensive income	62,828	43,561
Debt securities at amortized cost	116,814	106,590
Investments in associates and joint ventures	1,461	1,293
Securities, net	322,379	273,262
Securities Borrowed or Purchased Under Resale Agreements (Note 4)	115,662	113,194
Loans (Notes 4, 6 and 10)
Residential mortgages	177,250	148,880
Consumer instalment and other personal	104,040	86,103
Credit cards	12,294	9,663
Business and government	366,701	309,310
Loans gross of allowance for loan losses	660,285	553,956
Allowance for credit losses (Note 4)	(3,807)	(2,617)
Loans,net	656,478	551,339
Other Assets
Derivative instruments (Note 8)	39,976	48,160
Customers' liability under acceptances (Note 12)	8,111	13,235
Premises and equipment (Note 9)	6,241	4,841
Goodwill (Notes 10 and 11)	16,728	5,285
Intangible assets (Notes 10 and 11)	5,216	2,193
Current tax assets	2,052	1,421
Deferred tax assets (Note 22)	3,081	1,175
Other (Note 12)	35,293	31,894
Other assets	116,698	108,204
Total Assets	1,293,276	1,139,199
Liabilities and Equity
Deposits (Note 13)	909,676	769,478
Other Liabilities
Derivative instruments (Note 8)	50,193	59,956
Acceptances (Note 14)	8,111	13,235
Securities sold but not yet purchased (Note 14)	43,781	40,979
Securities lent or sold under repurchase agreements (Note 6)	106,108	103,963
Securitization and structured entities' liabilities (Notes 6 and 7)	27,094	27,068
Other (Notes 14)	63,048	45,332
Other liabilities	298,335	290,533
Subordinated Debt (Note 15)	8,228	8,150
Total Liabilities	1,216,239	1,068,161
Equity
Contributed surplus	328	317
Retained earnings	44,920	45,117
Accumulated other comprehensive income	1,862	1,552
Total shareholders' equity	77,009	71,038
Non-controlling interest in subsidiaries (Note 16)	28
Total Equity	77,037	71,038
Total Liabilities and Equity	1,293,276	1,139,199
Preferred shares and other equity instruments (Note 16) [member]
Equity
Issued capital	6,958	6,308
Total Equity	6,958	6,308
Common shares (Note 16) [member]
Equity
Issued capital	22,941	17,744
Total Equity	$ 22,941	$ 17,744